Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended		3 Months Ended
	Jul. 31, 2024	Feb. 29, 2024	Jan. 31, 2025
Disclosure Of Income Taxes [Line Items]
Maximum range of estimated consolidated effective tax rate			1.00%
Estimated potential income tax reassessment exposure		$ 76
2019 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility			$ 1,847
Organization For Economic Cooperation And Development Pillar Two Tax Regime [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax percentage	15.00%